Income Taxes (Details) - USD ($)			12 Months Ended
	Jan. 01, 2023	Dec. 22, 2017	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Valuation allowance			$ 15,394,586	$ 25,828,474
Decrease valuation allowance			10,433,888
Federal net operating loss carryforwards			$ 108,100,000
Federal corporate income tax rate			21.00%	21.00%
Expensing provision	20.00%	100.00%
Maximum [Member]
Income Taxes [Line Items]
Federal corporate income tax rate		35.00%
Minimum [Member]
Income Taxes [Line Items]
Federal corporate income tax rate		21.00%